Other Expenses (Income), Net	12 Months Ended
Sep. 30, 2023
Other Expenses (Income), Net [Abstract]
OTHER EXPENSES (INCOME), NET

21. OTHER EXPENSES (INCOME), NET

	For the fiscal years ended September 30,
	2023	2022	2021
	$	$	$
Loss on disposal of property, plant and equipment	85,309	2,701	—
Restoration fee of leasehold improvement	42,154	—	—
Penalty for early termination	43,187	—	—
Foreign exchange loss	11,078	135,820	182
Other incomes	(2,692)	(1,103)	(3,829)
Other expenses	18,521	—	—
Total other expenses/(income), net	197,557	137,418	(3,647)